Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	437	(12)
Gains/(losses) recognized in income on hedged items	(464)	(15)
Net gains/(losses) on the ineffective portion	(27)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	449	(10)
Gains/(losses) recognized in income on hedged items	(476)	(17)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(12)	(2)
Gains/(losses) recognized in income on hedged items	12	2
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	4
Gains/(losses) reclassified from AOCI into income	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	1
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	4
Gains/(losses) reclassified from AOCI into income	0	31
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(201)	1,000
Gains/(losses) reclassified from AOCI into income	77	(2)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(201)	1,000
Gains/(losses) reclassified from AOCI into income	77	(2)